UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              November 14, 2011
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       43

Form 13F Information Table Value Total:  406,759
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (9/30/11) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
ABERCROMBIE & FITCH CO         COMMON STOCK  002896207    25030    406600   SH            SOLE       NONE     406600
AMERICAN TOWER CORP            COMMON STOCK  029912201    40296    749000   SH            SOLE       NONE     749000
AUTONAVI HOLDINGS LTD               ADR      05330F106     5246    385200   SH            SOLE       NONE     385200
BAIDU INC                           ADR      056752108     6864     64200   SH            SOLE       NONE      64200
BANKRATE INC                   COMMON STOCK  06647F102     3990    262300   SH            SOLE       NONE     262300
C.H. ROBINSON WORLDWIDE INC    COMMON STOCK  12541W209     8792    128400   SH            SOLE       NONE     128400
CARPENTER TECHNOLOGY           COMMON STOCK  144285103     6052    134820   SH            SOLE       NONE     134820
CENTURYLINK INC                COMMON STOCK  156700106     7088    214000   SH            SOLE       NONE     214000
CHEFS' WAREHOUSE INC           COMMON STOCK  163086101     1234    104973   SH            SOLE       NONE     104973
DAQO NEW ENERGY CORP                ADR      23703Q104     2394    684100   SH            SOLE       NONE     684100
EQUINIX INC                    COMMON STOCK  29444U502    14732    165850   SH            SOLE       NONE     165850
FOCUS MEDIA HOLDING                 ADR      34415V109    15762    936250   SH            SOLE       NONE     936250
GNC HOLDINGS INC               COMMON STOCK  36191G107    17223    856000   SH            SOLE       NONE     856000
GOOGLE INC                     COMMON STOCK  38259P508    24799     48150   SH            SOLE       NONE      48150
HANWHA SOLARONE CO                  ADR      41135V103     2501   1037900   SH            SOLE       NONE    1037900
HDFC BANK LTD                       ADR      40415F101    11905    408400   SH            SOLE       NONE     408400
HUNT (JB) TRANSPRT SVCS INC    COMMON STOCK  445658107     9658    267400   SH            SOLE       NONE     267400
INFORMATION SERVICES GROUP     COMMON STOCK  45675Y104      544    513600   SH            SOLE       NONE     513600
INFOSYS LTD                         ADR      456788108    10929    214000   SH            SOLE       NONE     214000
INTERXION HOLDING NV           COMMON STOCK  N47279109     4802    406600   SH            SOLE       NONE     406600
LPL INVESTMENT HOLDINGS INC    COMMON STOCK  50213H100     7405    291300   SH            SOLE       NONE     291300
MCGRAW-HILL COMPANIES INC      COMMON STOCK  580645109     5264    128400   SH            SOLE       NONE     128400
MOODY'S CORP                   COMMON STOCK  615369105    17105    561750   SH            SOLE       NONE     561750
MSCI INC                       COMMON STOCK  55354G100     6491    214000   SH            SOLE       NONE     214000
PENN NATIONAL GAMING INC       COMMON STOCK  707569109    12467    374500   SH            SOLE       NONE     374500
PHOENIX NEW MEDIA LTD               ADR      71910C103     1519    267500   SH            SOLE       NONE     267500
ROVI CORP                      COMMON STOCK  779376102    11497    267500   SH            SOLE       NONE     267500
SCHWAB (CHARLES) CORP          COMMON STOCK  808513105     5427    481500   SH            SOLE       NONE     481500
SENSATA TECHNOLOGIES HOLDING   COMMON STOCK  N7902X106    10759    406600   SH            SOLE       NONE     406600
SINA CORP                      COMMON STOCK  G81477104     6283     87740   SH            SOLE       NONE      87740
SPIRIT AEROSYSTEMS HOLD        COMMON STOCK  848574109    22809   1430000   SH            SOLE       NONE    1430000
STARWOOD HOTELS & RESORTS      COMMON STOCK  85590A401     7061    181900   SH            SOLE       NONE     181900
SUNTECH POWER HLDGS COSTP 3 03  CONVERTIBLE  86800CAE4     4780  12100000  PRN            SOLE       NONE   12100000
TEAVANA HOLDINGS INC           COMMON STOCK  87819P102      814     40000   SH            SOLE       NONE      40000
TRANSDIGM GROUP INC            COMMON STOCK  893641100    13108    160500   SH            SOLE       NONE     160500
TRIUMPH GROUP INC              COMMON STOCK  896818101     5215    107000   SH            SOLE       NONE     107000
VELTI PLC                      COMMON STOCK  G93285107     3169    479400   SH            SOLE       NONE     479400
VERISK ANALYTICS INC           COMMON STOCK  92345Y106    15631    449555   SH            SOLE       NONE     449555
VISA INC                       COMMON STOCK  92826C839     5503     64200   SH            SOLE       NONE      64200
WELLPOINT INC                  COMMON STOCK  94973V107     8382    128400   SH            SOLE       NONE     128400
WORLD FUEL SERVICES CORP       COMMON STOCK  981475106    10495    321446   SH            SOLE       NONE     321446
XO GROUP INC                   COMMON STOCK  983772104     4633    567100   SH            SOLE       NONE     567100
ZIPCAR INC                     COMMON STOCK  98974X103     1101     61189   SH            SOLE       NONE      61189